Basis of Presentation and General Information-Additional Information (Details Narrative)		1 Months Ended	3 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 05, 2016 $ / shares shares	Jan. 21, 2014 $ / shares shares	Mar. 27, 2012 $ / shares shares	May 13, 2015 $ / shares shares	Aug. 07, 2013 $ / shares shares	Oct. 19, 2012 $ / shares shares	Dec. 31, 2016 Teutonic shares	Dec. 31, 2015 Teutonic shares
Costamare Inc [Member]
Entity Incorporation State Country Name							Republic of Marshall Islands
Entity Incorporation Date Of Incorporation							Apr. 21, 2008
Number of shipowning companies acquired during the entity's reorganization							53
Date of reorganization completion							November 2008
Date of IPO completion							4-Nov-10
Stock Issued During Period Shares New Issues | shares							598,400	598,400
Balance of shares as at period end | shares							90,424,881	75,398,400
Percentage of outstanding common shares owned by the Family							59.30%
Fleet information [Member]
Number of vessels at period end							53	54
Carrying capacity of vessels at period end (TEU) | Teutonic							314,423	317,774
Number Subsidiaries [Member]
Total wholly owned subsidiaries as at period end							92
Follow on offering [Member]
Stock Issued During Period Shares New Issues | shares			7,500,000
Common Stock Par Or Stated Value Per Share			$ 0.0001
Sale of Stock, Price Per Share			$ 14.1
Second follow-on offering [Member]
Stock Issued During Period Shares New Issues | shares						7,000,000
Common Stock Par Or Stated Value Per Share						$ 0.0001
Sale of Stock, Price Per Share						$ 14
Public offering of Series B Cumulative Redeemable Perpetual Preferred Stock [Member]
Preferred stock dividend rate					7.625%
Stock Issued During Period Shares New Issues | shares					2,000,000
Common Stock Par Or Stated Value Per Share					$ 0.0001
Sale of Stock, Price Per Share					$ 25
Public Offering of Series C Cumulative Redeemable Perpetual Preferred Stock [Member]
Preferred stock dividend rate		8.50%
Stock Issued During Period Shares New Issues | shares		4,000,000
Common Stock Par Or Stated Value Per Share		$ 0.0001
Sale of Stock, Price Per Share		$ 25
Public Offering of Series D Cumulative Redeemable Perpetual Preferred Stock [Member]
Preferred stock dividend rate				8.75%
Stock Issued During Period Shares New Issues | shares				4,000,000
Common Stock Par Or Stated Value Per Share				$ .0001
Sale of Stock, Price Per Share				$ 25
Dec 5, 2016 Third follow-on offering Stock [Member]
Stock Issued During Period Shares New Issues | shares	12,000,000
Common Stock Par Or Stated Value Per Share	$ .0001
Sale of Stock, Price Per Share	$ 6
Jul. 6, 2016 Dividend Reinvestment Plan [Member]
Stock Issued During Period Shares New Issues | shares							2,428,081